Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	$ 3,792,678	$ (303,447)	$ (24,850,199)	$ 553,754
Statement Line Items [Line Items]
Contract adjustment for 2017				(85,695)	(85,695)
Income (loss) for the year				(104,156)	(104,156)
Other comprehensive income (loss)			32,202		32,202
Share-based payments charged to operations		162,489			162,489
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	3,955,167	(271,245)	(25,040,050)	558,594
Statement Line Items [Line Items]
Income (loss) for the year				162,566	162,566
Other comprehensive income (loss)			(48,749)		(48,749)
Share-based payments charged to operations		93,865			93,865
Balance (in shares) at Dec. 31, 2019	35,529,192
Balance at Dec. 31, 2019	$ 21,914,722	4,049,032	(319,994)	(24,877,484)	766,276
Statement Line Items [Line Items]
Income (loss) for the year				1,110,379	1,110,379
Other comprehensive income (loss)			(32,770)		(32,770)
Share-based payments charged to operations		23,144			23,144
Balance (in shares) at Dec. 31, 2020	35,529,192
Balance at Dec. 31, 2020	$ 21,914,722	$ 4,072,176	$ (352,764)	$ (23,767,105)	$ 1,867,029